Share-based plans - Stock option plan 2006 (Details)	Dec. 31, 2018 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Nominal value (in dollars per share) | € / shares	€ 1
Number of exercisable stock options | shares	1,237,238